MET INVESTORS SERIES TRUST

SSgA Growth and Income ETF Portfolio

SSgA Growth ETF Portfolio

SUPPLEMENT DATED DECEMBER 19, 2014 TO

STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 28, 2014,

AS AMENDED JULY 1, 2014, AUGUST 29, 2014,

SEPTEMBER 26, 2014, OCTOBER 14, 2014

NOVEMBER 21, 2014 AND DECEMBER 17, 2014

Effective immediately, in the section entitled “Appendix C – Portfolio Managers,” the information pertaining to SSgA Growth and Income ETF Portfolio and SSgA Growth ETF Portfolio (the “Portfolios”) is amended to reflect that Christopher Goolgasian is no longer a portfolio manager of the Portfolios. Appendix C is also amended to reflect that Michael Martel is a portfolio manager of the Portfolios. As of September 30, 2014, Mr. Martel beneficially owned no equity securities of the Portfolios.

Effective immediately, the Other Accounts Managed table in Appendix C with respect to the Portfolios is amended to remove all references to Christopher Goolgasian and to include the following:

	Other Accounts Managed			Accounts with respect to which the advisory fee is based on the performance of the account
Name of Portfolio Manager	Category of Account	Number of Accounts in Category*	Total Assets in Accounts in Category*	Number of Accounts in Category*	Total Assets in Accounts in Category*
Michael Martel	Registered Investment Companies**	30	$1,692,486,390	0	N/A
	Other Pooled Investment Vehicles**	152	$27,192,731,502	0	N/A
	Other Accounts**	212	$54,189,794,090	13	$1,545,832,065
*	Assets are managed on a team basis. The number of accounts and total assets for individual team members may vary from the accounts shown above. The table above refers to accounts of the Investment Solutions Group of State Street Global Advisers (“SSgA”), which is comprised of all the investment management affiliates of State Street Corporation, including SSgA Funds Management, Inc. (“SSgA FM”), the Portfolios’ Subadviser.
**	Information concerning other accounts managed is as of September 30, 2014.

Effective immediately, in the subsection entitled “Investment Advisory and Other Services – Subadvisory Arrangements for the MIST Trust and MSF Trust – The MIST Portfolios’ Subadvisory Fee Schedules,” the following information concerning the Portfolios is added immediately after the information for the Schroder Global Multi-Asset Portfolio:

MIST Portfolio	Annual Percentage Rate	Average Daily Net Asset Value Levels
SSgA Growth and Income ETF	0.08%	First $500 million
	0.05%	Over $500 million

SSgA Growth ETF	0.08%	First $500 million
	0.05%	Over $500 million

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE